Financial and Capital Risk Management - Schedule of Contractual Cash Outflows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities	$ 4,818,237	$ 2,229,583
Provision for environmental remediation	1,589,371
Lease liability	1,136,276	72,732
Long-term liabilities	2,181,709
Balance, end of period	14,561,081
Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities	4,818,237
Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	1,857,509
Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	2,260,335
Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities	5,625,000
Less than 1 Year [Member]
Schedule of Contractual Cash Outflows [Line Items]
Balance, end of period	9,135,304
Less than 1 Year [Member] | Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities	4,818,237
Less than 1 Year [Member] | Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	705,480
Less than 1 Year [Member] | Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	986,587
Less than 1 Year [Member] | Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities	2,625,000
Year 2 [Member]
Schedule of Contractual Cash Outflows [Line Items]
Balance, end of period	2,826,166
Year 2 [Member] | Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities
Year 2 [Member] | Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	843,464
Year 2 [Member] | Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	857,702
Year 2 [Member] | Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities	1,125,000
Year 3 [Member]
Schedule of Contractual Cash Outflows [Line Items]
Balance, end of period	1,177,188
Year 3 [Member] | Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities
Year 3 [Member] | Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	96,764
Year 3 [Member] | Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	142,924
Year 3 [Member] | Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities	937,500
Year 4 [Member]
Schedule of Contractual Cash Outflows [Line Items]
Balance, end of period	1,242,939
Year 4 [Member] | Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities
Year 4 [Member] | Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	158,231
Year 4 [Member] | Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	147,208
Year 4 [Member] | Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities	937,500
After 4 years [Member]
Schedule of Contractual Cash Outflows [Line Items]
Balance, end of period	179,484
After 4 years [Member] | Accounts payables and accrued liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Accounts payables and accrued liabilities
After 4 years [Member] | Provision for Environmental Remediation [Member]
Schedule of Contractual Cash Outflows [Line Items]
Provision for environmental remediation	53,570
After 4 years [Member] | Lease liability [Member]
Schedule of Contractual Cash Outflows [Line Items]
Lease liability	125,914
After 4 years [Member] | Long-term liabilities [Member]
Schedule of Contractual Cash Outflows [Line Items]
Long-term liabilities